VY JPMorgan Mid Cap Value Portfolio Expense Example - VY JPMorgan Mid Cap Value Portfolio	Dec. 31, 2024 USD ($)
Class ADV
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 137
Expense Example, with Redemption, 3 Years	459
Expense Example, with Redemption, 5 Years	804
Expense Example, with Redemption, 10 Years	1,778
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	303
Expense Example, with Redemption, 5 Years	538
Expense Example, with Redemption, 10 Years	1,211
Class S
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	112
Expense Example, with Redemption, 3 Years	382
Expense Example, with Redemption, 5 Years	672
Expense Example, with Redemption, 10 Years	1,498
Class S2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	127
Expense Example, with Redemption, 3 Years	428
Expense Example, with Redemption, 5 Years	752
Expense Example, with Redemption, 10 Years	$ 1,667